Cover	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2024
Entity File Number	001-38408
Entity Registrant Name	FNCB Bancorp, Inc.
Entity Central Index Key	0001035976
Entity Tax Identification Number	23-2900790
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	102 E. Drinker St.
Entity Address, City or Town	Dunmore
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18512
City Area Code	570
Local Phone Number	346.7667
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.25 par value
Trading Symbol	FNCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false